Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,821	$ 17,978	$ 17,152	$ 18,315	$ 12,823	$ 13,273	$ 11,804	$ 11,553	$ 9,794	$ 9,584	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,440	17,794	17,121	18,430	13,006	13,562	12,148	11,975	10,229	10,085	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 22,038	18,240	17,517	18,808	13,227	13,744	12,279	12,073	10,271	10,083	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,376,277	1,952,438	1,859,806	1,982,053	1,384,119	1,428,857	1,266,926	1,236,591	1,045,037	1,019,631	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,390,414	1,962,518	1,868,429	1,990,108	1,388,822	1,432,869	1,269,815	1,238,749	1,046,245	1,020,154	1,000,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 23,627	19,411	18,492	19,711	13,770	14,225	12,623	12,326	10,427	10,185	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,985	24,620	22,354	26,176	18,314	16,692	14,599	13,600	10,999	10,523	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,985	24,620	22,354	26,176	18,314	16,692	14,599	13,600	10,999	10,523	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,985	24,620	22,354	26,176	18,314	16,692	14,599	13,600	10,999	10,523	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,337,442	1,784,729	1,782,454	1,916,749	1,333,652	1,442,794	1,297,030	1,258,850	1,068,899	1,005,181	1,000,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,398,469	2,462,033	2,235,413	2,617,646	1,831,448	1,669,246	1,459,898	1,359,983	1,099,925	1,052,270	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,337,442	1,784,729	1,782,454	1,916,749	1,333,652	1,442,794	1,297,030	1,258,850	1,068,899	1,005,181	1,000,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,398,469	2,462,033	2,235,413	2,617,646	1,831,448	1,669,246	1,459,898	1,359,983	1,099,925	1,052,270	1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,985	$ 24,620	$ 22,354	$ 26,176	$ 18,314	$ 16,692	$ 14,599	$ 13,600	$ 10,999	$ 10,523	$ 10,000